4. PURCHASE - ROCKY MOUNTAIN HYDROPONICS and EVERGREEN GARDEN CENTER (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Assets					$ 907,614
Intangible assets					366,000
Goodwill	$ 739,000	$ 739,000		$ 739,000	739,000
Total Assets					2,012,614
Less fair value of liabilities					(387,614)
Purchase price					$ 1,625,000
ROCKY MOUNTAIN HYDROPONICS and EVERGREEN GARDEN CENTER
Assets			$ 907,614
Intangible assets			366,000
Goodwill			739,000
Total Assets			2,012,614
Less fair value of liabilities			(387,614)
Purchase price			$ 1,625,000